Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.66202%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$850,893.04

Principal:
Principal Collections	$12,510,002.41
Prepayments in Full	$4,744,175.38
Liquidation Proceeds	$164,600.47
Recoveries	$59,350.29
Sub Total	$17,478,128.55
Collections	$18,329,021.59

Purchase Amounts:
Purchase Amounts Related to Principal	$146,111.17
Purchase Amounts Related to Interest	$702.77
Sub Total	$146,813.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,475,835.53

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,475,835.53
Servicing Fee	$244,017.44	$244,017.44	$0.00	$0.00	$18,231,818.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,231,818.09
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,231,818.09
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,231,818.09
Interest - Class A-3 Notes	$17,538.80	$17,538.80	$0.00	$0.00	$18,214,279.29
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$17,613,065.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,613,065.79
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$17,414,506.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,414,506.54
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$17,277,177.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,277,177.04
Regular Principal Payment	$16,036,000.43	$16,036,000.43	$0.00	$0.00	$1,241,176.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,241,176.61
Residual Released to Depositor	$0.00	$1,241,176.61	$0.00	$0.00	$0.00
Total		$18,475,835.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,036,000.43
Total					$16,036,000.43

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$4,697,891.87	$9.05	$17,538.80	$0.03	$4,715,430.67	$9.08
Class A-4 Notes	$11,338,108.56	$72.13	$601,213.50	$3.83	$11,939,322.06	$75.96
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$16,036,000.43	$10.16	$954,641.05	$0.60	$16,990,641.48	$10.76

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$4,697,891.87	0.0090511	$0.00	0.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$145,841,891.44	0.9278655
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$240,817,891.87	0.1525187	$224,781,891.44	0.1423625

Pool Information
Weighted Average APR	3.849%	3.881%
Weighted Average Remaining Term	25.50	24.77
Number of Receivables Outstanding	19,973	19,377
Pool Balance	$292,820,929.39	$275,069,379.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$272,396,843.80	$256,360,843.37
Pool Factor	0.1677766	0.1576055

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$18,708,536.11
Targeted Overcollateralization Amount	$50,287,488.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,287,488.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$186,660.48
(Recoveries)		89	$59,350.29
Net Loss for Current Collection Period			$127,310.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5217%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6822%
Second Prior Collection Period			0.9618%
Prior Collection Period			0.2718%
Current Collection Period			0.5380%
Four Month Average (Current and Prior Three Collection Periods)			0.6135%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,800	$14,495,051.99
(Cumulative Recoveries)			$2,885,067.30
Cumulative Net Loss for All Collection Periods			$11,609,984.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6652%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,176.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,146.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.22%	274	$6,117,574.36
61-90 Days Delinquent	0.36%	41	$988,318.83
91-120 Days Delinquent	0.08%	9	$212,901.56
Over 120 Days Delinquent	0.32%	32	$886,625.53
Total Delinquent Receivables	2.98%	356	$8,205,420.28

Repossession Inventory:
Repossessed in the Current Collection Period		10	$266,718.78
Total Repossessed Inventory		27	$652,399.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3873%
Prior Collection Period			0.3805%
Current Collection Period			0.4232%
Three Month Average			0.3970%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7590%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,559,167.72
2 Months Extended	107	$2,675,699.09
3+ Months Extended	28	$706,891.14

Total Receivables Extended	199	$4,941,757.95
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer